Consolidated Statements of Operations and Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018
Revenues
Mining ore	$ 24,820	$ 27,053	$ 21,005
Purchased concentrate		5,742	6,802
Total Revenues	24,820	32,795	27,807
Cost of Operations
Mining ore	(19,150)	(22,975)	(20,672)
Purchased concentrate		(5,891)	(7,150)
Depreciation and depletion (note 8 & 10)	(3,686)	(3,893)	(4,913)
Total Cost of Sales	(22,836)	(32,759)	(32,735)
Earnings (Loss) from mining operations	1,984	36	(4,928)
Financing costs (note 11)	(554)	(311)	(61)
Foreign exchange gain (loss)	(369)	(125)	193
Management fees and salaries (notes 13 & 15)	(1,151)	(1,405)	(1,514)
Office and administration	(942)	(1,250)	(1,908)
Professional and consulting fees	(1,000)	(781)	(1,204)
Property investigation costs		(54)	(433)
Transfer agent and regulatory fees	(83)	(112)	(166)
Shareholder relations	(297)	(246)	(198)
Loss before taxes and other loss	(2,412)	(4,248)	(10,219)
Other Loss
Allowance for receivables (note 8)		(441)
Impairment of Mining Interest, Plant and Equipment (note 8)		(4,804)	(6,713)
Disposal of Exploration and Evaluation Asset (note 9)		(82)	(1,013)
Loss on Sale of Altiplano (note 8)	(39)
Total other loss	(39)	(5,327)	(7,726)
Loss before taxes	(2,451)	(9,575)	(17,945)
Income tax recovery (expense) (note 19)
Deferred	(1,178)	(2,229)	5,945
Loss for the year	(3,629)	(11,804)	(12,000)
Item that may subsequently be reclassified to loss
Foreign currency translation differences	1,897	1,601	(3,975)
Comprehensive loss for the year	$ (1,732)	$ (10,203)	$ (15,975)
Basic loss per share (note 17)	$ (0.07)	$ (0.24)	$ (0.24)
Diluted loss per share (note 17)	$ (0.07)	$ (0.24)	$ (0.24)